LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2020
LEASE OBLIGATIONS
LEASE OBLIGATIONS

11.  LEASE OBLIGATIONS

GFL leases several assets including buildings, plants and equipment. The average lease term is five years.

GFL has options to purchase certain equipment for a nominal amount at the end of the lease term. GFL’s obligations are secured by the lessors’ title to the leased assets for such leases.

Future minimum payments under lease obligations are as follows:

	December 31, 2020	December 31, 2019
Lease obligations	$241.0	$246.4
Less: Interest	49.8	54.3
	191.2	192.1
Less: Current portion	37.5	33.2
	$153.7	$158.9

Lease obligations include $73.1 million of secured lease obligations as at December 31, 2020 ($58.7 million as at December 31, 2019).

Interest expense in connection with lease obligations was $10.9 million for the year ended December 31, 2020 ($10.5 million for the year ended December 31, 2019, and $0.5 million for the seven month period ended December 31, 2018, and $0.3 million for the five month period ended May 31, 2018). Leases are secured by the related asset.

Principal and interest payments on future minimum lease payments under the lease obligations in each of the next five years are as follows:

Lease liabilities
2021	$39.8
2022	65.1
2023	28.2
2024	19.5
2025	26.5
Thereafter	61.9
$241.0